Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating activities
Loss before income tax	$ (3,132,356)	$ (4,132,517)	$ (3,129,812)	$ (2,051,903)
Adjustments for:
Amortization of intangible assets	4,848	6,396	13,200	13,212
Depreciation of property, plant and equipment	284,054	374,752	379,667	316,666
Fair value loss/(gain) on convertible loans	74,853	98,754	1,090,480	(12,666)
Share of results of associate	23,647	31,198	33,546	212,578
Fair value changes on warrant liabilities		223,845
Warrant expense	169,669
Interest expense	38,871	51,282	125,175	117,696
Interest income	(216,569)	(285,719)	(2,097)	(3,369)
Gain from disposal of property, plant and equipment			(280)
Write off of property, plant and equipment			1,370
Unrealized currency translation (gains)/losses	(1,921)	(2,534)	(21,657)	60,680
Operating cash flows before movements in working capital	(2,754,904)	(3,634,543)	(1,510,408)	(1,347,106)
Other receivables	(3,986)	(5,259)	(145,169)	(433,116)
Trade and other payables	83,512	110,177	255,071	63,868
Cash used in operations	(2,675,378)	(3,529,625)	(1,400,506)	(1,716,354)
Income tax paid		(2,194)
Income tax paid	(1,663)
Interest received	75,031	98,989	2,097	3,369
Net cash used in operating activities	(2,602,010)	(3,432,830)	(1,398,409)	(1,712,985)
Investing activities
Fixed deposits	(2,100,265)	(2,770,880)
Purchase of property, plant and equipment	(44,186)	(58,295)	(473,795)	(582,354)
Proceeds from disposal of property, plant and equipment			490
Acquisition of an associate				(241,312)
Net cash used in investing activities	(2,144,451)	(2,829,175)	(473,305)	(823,666)
Financing activities
Proceeds from issuance of ordinary shares	8,570,472	11,307,024	1,222,650	2,000,000
Proceeds from a third party loan			300,000	350,000
Receipts from share application monies				2,000,000
Principal payment of third party borrowings	(227,393)	(300,000)	(350,000)
Principal payment of bank borrowings	(25,001)	(32,984)	(71,204)	(51,452)
Principal payment of lease liabilities	(5,641)	(7,442)	(7,555)	(7,456)
Interest paid	(35,407)	(46,713)	(125,175)	(117,696)
Net cash from financing activities	8,277,030	10,919,885	968,716	4,173,396
Net increase/(decrease) in cash and cash equivalents	3,530,569	4,657,880	(902,998)	1,636,745
Cash and cash equivalents at beginning of year	1,197,391	1,579,718	2,512,768	885,272
Effects of foreign currency translation on cash and cash equivalents	(10,165)	(13,411)	(30,052)	(9,249)
Cash and cash equivalents at end of year	$ 4,717,795	$ 6,224,187	$ 1,579,718	$ 2,512,768